UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23726

CPG Vintage Access Fund V, LLC

(Exact name of registrant as specified in charter)

125 W. 55th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

125 W. 55th Street

New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

CPG Vintage Access Fund V, LLC

Financial Statements
(Unaudited)

For the Six Months Ended September 30, 2022

CPG Vintage Access Fund V, LLC

Table of Contents
For the Period Ended September 30, 2022 (Unaudited)

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-12
Other Information	13

CPG Vintage Access Fund V, LLC

Schedule of Investments (Unaudited)

September 30, 2022

Investment Funds (76.14%)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Ares Special Opportunities Fund II, L.P.(a)(b)(c)	North America	8/15/2022	$11,812,201	$11,728,913	22.80%
Atalaya Special Opportunities Fund VIII, L.P.(a)(b)(c)	North America	7/11/2022	13,921,246	15,249,073	29.65%
EW Healthcare Partners Fund 3, L.P.(a)(b)(c)	North America	5/24/2022	0	(500,822)	(0.97)%
NB Select Opportunities Fund V, L.P.(a)(b)(c)	North America	5/17/2022	12,800,000	12,805,297	24.90%
The Rise Fund III, L.P.(a)(b)(c)	North America	9/30/2022	0	(124,459)	(0.24)%
Total Investment Funds			$38,533,447	$39,158,002

Total Investments (76.14%)			$38,533,447	$39,158,002
Other Assets In Excess of Liabilities (23.86%)				12,273,417
Net Assets (100.00%)				$51,431,419

(a)

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $39,158,002, which represents approximately 76.14% of net assets as of September 30, 2022.

(b)	The Fund held unfunded commitments in the investment as of September 30, 2022

(c)	Non-income producing security.

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund V, LLC

Statement of Assets and Liabilities (Unaudited)

September 30, 2022

Assets
Investments, at fair value (Cost $38,533,447)	$39,158,002
Cash	3,418,067
Capital contributions receivable	10,671,574
Prepaid expenses and other assets	12,374
Total Assets	$53,260,017

Liabilities
Distribution and servicing fees payable	$1,255,645
Payable to Adviser	216,042
Accrued organization costs	150,000
Professional fees payable	114,673
Directors’ and Officer fees payable	37,097
Accounting and administration fees payable	34,091
Accounts payable and other accrued expenses	21,050
Total Liabilities	1,828,598
Net Assets	$51,431,419

Composition of Net Assets
Paid-in capital	$51,267,170
Make-up fee	392,785
Total distributable (loss)	(228,536)
Net Assets	$51,431,419

Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):	5,371,214
Net Asset Value per Unit:	$9.58

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund V, LLC

Statement of Operations (Unaudited)

For the period April 14, 2022 (Commencement of Operations) to September 30, 2022

Investment Income	$—

Expenses
Organizational expenses	331,422
Management fees	216,042
Professional fees	132,713
Directors’ and Officer fees	49,097
Accounting and administration fees	44,091
Transfer agent fees	37,036
Insurance expense	4,570
Custody fees	4,409
Other expenses	33,711
Total Expenses	853,091

NET INVESTMENT LOSS	(853,091)

Net Change in Unrealized Appreciation on Investments
Net change in unrealized appreciation on investments	624,555
Net Change in Unrealized Appreciation on Investments	624,555
Net Decrease in Net Assets Resulting from Operations	$(228,536)

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund V, LLC

Statements of Changes in Net Assets (Unaudited)

For the Period April 14, 2022 (Commencement of Operations) to September 30, 2022
Change in Net Assets Resulting from Operations
Net investment loss	$(853,091)
Net change in unrealized appreciation on investments	624,555
Net Change in Net Assets Resulting from Operations	(228,536)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	52,747,307
Distribution and servicing fees	(1,483,518)
Make-up fee	396,166
Net Change in Net Assets Resulting from Capital Transactions	51,659,955

Total Net Increase in Net Assets	51,431,419

Net Assets
Beginning of period	—
End of period	$51,431,419

Unit Transactions
Unit sold	5,371,214
Net change in units	5,371,214

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund V, LLC

Statement of Cash Flows (Unaudited)

For the period April 14, 2022 (Commencement of Operations) to September 30, 2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(228,536)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Capital called by Investment Funds	(38,533,447)
Net change in unrealized appreciation on:
Investments	(624,555)
(Increase)/Decrease in assets:
Capital contributions receivable	(10,671,574)
Prepaid expenses and other assets	(12,374)
Increase/(Decrease) in liabilities:
Payable to Adviser	216,042
Accrued organization costs	150,000
Payable for Directors and officer fees	37,097
Accounting and administration fees payable	34,091
Distribution and servicing fees payable	1,255,645
Professional fees payable	114,673
Accounts payable and other accrued expenses	21,050
Net cash used in operating activities	(48,241,888)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributions, including capital contributions received in advance	52,747,307
Payments for shares repurchased	(1,087,352)
Net cash provided by financing activities	51,659,955

Net Change in cash	3,418,067
Cash, beginning of period	$—
Cash, end of period	$3,418,067

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund V, LLC

Financial Highlights (Unaudited)

	Period from April 14, 2022* to September 30, 2022
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
Activity from investment operations:(1)
Net investment loss	(0.22	)(2)
Net unrealized gain	0.08
Total from investment operations	(0.14)

Activity from capital transactions
Distribution and servicing fees	(0.38)
Proceeds from make-up fees	0.10
Total activity from capital transactions	(0.28)

NET ASSET VALUE, END OF PERIOD	$9.58

Net assets, end of period (in thousands)	$51,431

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income/(loss)(3)	(5.77)%

Total expenses(3)	5.77%

Portfolio turnover	0.00	%(4)
Total return(5)	(4.20	)%(4)

*	Commencement of operations.

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average units outstanding during the period.

(3)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(4)	Not annualized.

(5)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns show exclude the effect of applicable sales charges.

CPG Vintage Access Fund V, LLC

Notes to Financial Statements (Unaudited)
September 30, 2022

1.	ORGANIZATION

CPG Vintage Access Fund V, LLC (the “Fund”) was organized as a Delaware limited liability company on August 13, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on April 14, 2022. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture, and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during the Fund’s vintage period. The Fund also may allocate up to 20% of the Fund’s total capital commitments from investors (“Commitments”) to secondary investments to which CPG Vintage Access Fund, LLC, CPG Vintage Access Fund II, LLC, CPG Vintage Access Fund III, LLC or CPG Vintage Access Fund IV, LLC have committed. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was April 14, 2022 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offers Units at additional closings, which will occur over a period of nine months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participates in a closing that occurs after the Initial Closing will be required to pay a “make-up” fee amount to the Fund. Such “make-up” payments are calculated by applying an annualized rate of 6.0% to the percentage of the aggregate Commitments previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments are paid to and retained as assets of the Fund. This amount is presented as a component of net assets on the Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

CPG Vintage Access Fund V, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2022

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year-end of September 30 (the “Tax Year”). The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2022, the Fund has not filed tax returns but is subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2022, the Fund did not incur any interest or penalties.

The character of distributions made during the period from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend income is recorded on the ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in Investment Funds at fair value in accordance with FASB Accounting Standard Codification, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Distribution and Servicing fee: During the offering period of the Fund (extending nine months from the Initial Closing) the Distribution and Servicing fee (see Note 5) will be charged to paid-in capital as a distribution cost. Thereafter the fee will be expensed as incurred.

CPG Vintage Access Fund V, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2022

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Organizational Expenses: The Fund shall bear its organizational expenses; provided, however, that to the extent such organizational and offering expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Adviser.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient in accordance with ASC 820.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Board. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Committee meets on a quarterly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate,

CPG Vintage Access Fund V, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2022

3.	PORTFOLIO VALUATION (continued)

in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Fund held Investment Funds with a fair value of $39,158,002 that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2022. Investments in Investment Funds valued at net asset value, as a “practical expedient”, are not required to be included in the fair value hierarchy.

The Fund’s private equity financing stage and private credit with their corresponding unfunded commitments and other attributes, as of September 30, 2022, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$12,805,297	$27,200,000	Up to 10 years	None	N/A	N/A
Growth Equity and Venture Capital	Non-control investments in companies with high growth potential	$(625,281)	$40,000,000	Up to 10 years	None	N/A	N/A
Private Credit	Debt investments made through privately negotiated transactions	$26,977,986	$54,266,553	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2022, the Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund will pay the Adviser a quarterly advisory fee at the annual rate of (i) 0.25% of total Commitments for the first 12 months following the Initial Closing, (ii) 0.65% of total Commitments from the one year anniversary of the Initial Closing until the six year anniversary of the Final Closing; (iii) 0.65% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iv) 0.30% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Management Fee”). The Management Fee will be determined and accrued as of the last day of each quarter, and will be prorated for any period of less than a quarter based on the number of days in such period.

During the period ended September 30, 2022, the Adviser earned $216,042 of Management Fees which is included in the Statement of Operations, all of which was payable at September 30, 2022 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

CPG Vintage Access Fund V, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2022

4.	RELATED PARTY TRANSACTIONS AND OTHER (continued)

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2022 was $49,097, which is included in Directors’ and Officer Fees in the Statement of Operations.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Delaware Distributers, L.P. (“DDLP”).

5.	ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administration, as well as certain other fixed or transactional fees. For the period ended September 30, 2022, the total administration fees were $44,091 which is included as accounting and administration fees in the Statement of Operations, of which $34,091 was payable and is included as accounting and administration fees payable in the Statement of Assets and Liabilities at September 30, 2022.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

During the offering period, the Distribution and Servicing Fee will be considered attributable to distribution only and charged to paid-in capital as soon as Units are sold in accordance with guidance outlined in FASB ASC 946-20-25-5 and 946-20-20-20. Following the offering period (i.e., following the Final Closing), the Distribution and Servicing Fee will be considered attributable to ongoing distribution-related servicing and recorded quarterly as a liability and an expense on the Fund’s books and records. The fee attributed to distribution during the offering period is charged to each investor at an amount equal for 0.5625% of their Commitment.

DDLP acts as the placement agent of the Fund. DDLP is, as of such date, an affiliate of the Adviser, both of which are indirect subsidiaries of Macquarie Management Holdings, Inc. (“Macquarie”). Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for the provision of distribution services and services to Investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of (i) 0.75% of total Commitments from the Initial Closing until the six year anniversary of the Final Closing, (ii) 0.75% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (ii) 0.10% of the Fund’s net invested capital thereafter for the remaining life of the Fund. During the period ended September 30, 2022, the Placement Agent earned $1,483,518 of Distribution and Servicing Fee which is included in the Statement of Changes in Net Assets, of which $1,255,645 was payable at September 30, 2022 and is included in Distribution and Servicing Fee payable on the Statement of Assets and Liabilities.

CPG Vintage Access Fund V, LLC

Notes to Financial Statements (Unaudited) (Continued)
September 30, 2022

6.	INVESTMENTS

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2022.

7.	CAPITAL CALL AND COMMITMENTS

The Fund has total capital committed of $263,736,535 as of September 30, 2022. Since April 14, 2022 (commencement of operations), $52,747,307 capital has been called comprising 20% of the total capital committed. The Fund currently has unfunded capital commitments of $210,989,228.

8.	INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.	IMPACTS OF COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

10.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2022 have been evaluated through the date the semi-annual reports were issued. There were no events or material transactions through the date the financial statements were issued other than as described below.

Subsequent to September 30, 2022 the Fund closed on an additional $61,338,500 in commitments, bringing total Fund Commitments to $324,800,037.

CPG Vintage Access Fund V, LLC

Other Information (Unaudited)

September 30, 2022

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

At a meeting on November 19, 2021, the Directors, including the Independent Directors, evaluated the proposed pre-closing and post-closing Advisory Agreements of the Fund (the “Advisory Agreements”), to be effected before and after the change of control of the Adviser, to be effective upon the closing of the proposed transaction with Macquarie (the “Transaction”). The Independent Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreements. The Directors reviewed materials furnished by the Adviser and Macquarie, and discussed with the Adviser and Macquarie information regarding the Adviser, Macquarie, their respective affiliates and its personnel, operations and financial condition. Tables prepared by the Adviser indicating comparative fee information were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser and Macquarie the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund following the closing of the Transaction (the “Closing”). In particular, the Board considered the following:

(i)

The nature, extent and quality of services to be provided by the Adviser: The Directors reviewed the services that the Adviser would provide the Fund, including generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Directors also discussed the amount of time the Adviser would dedicate to the Fund and the type of transactions that would be done on behalf of the Fund. The Directors also considered the Adviser’s investment philosophy and investment process with respect to, and the investment outlook for, the Fund. In addition, the Board considered the education, background and experience of the Adviser’s advisory and other personnel proposing to provide services to the Fund. The Board then considered the administrative services to be provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser’s engagement of skilled investment professionals, research analysts and administrative, legal and compliance staff members to seek to ensure that a high level of quality in compliance and administrative services would be provided to the Fund.

With respect to the post-Closing Advisory Agreement, the Directors considered that they had received and considered information regarding the nature, extent and quality of services to be provided by the Adviser post-Closing at a previous meeting. In evaluating the nature, extent and quality of services to be provided by the Adviser after the Closing, the Directors considered information provided by the Adviser and Macquarie regarding their advisory services, investment philosophy and process, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition (in the case of the Adviser, both pre- and post-Closing). The Directors also considered that the founding members of Central Park Group had already agreed to join Macquarie pending closing of the Transaction, and that Macquarie had offered all personnel of the Adviser the opportunity to join Macquarie, in order to determine whether the Adviser

CPG Vintage Access Fund V, LLC

Other Information (Unaudited)
September 30, 2022

will continue to be capable of providing the same level of investment management services it currently is expected to provide to the Fund pre-Closing. The Directors also considered the transition and integration plans of Central Park Group and Macquarie, as had been presented to the Board at the previous meeting, as well as the risks related to the integration of Central Park Group’s business into the Macquarie organization following completion of the Transaction. The Directors considered Macquarie’s experience with integrating other asset managers that it recently acquired. The Directors considered the resources and infrastructure that the Adviser and Macquarie intend to devote to integrating the compliance program of the Fund and the Adviser with those of Macquarie to ensure compliance with applicable laws and regulations as well as Macquarie’s commitment to those programs. The Directors also considered the resources that Macquarie has devoted to its risk management program and cybersecurity program. The Directors also reviewed information provided by Macquarie at the previous meeting related to its business, legal, and regulatory affairs. This review considered the resources available to the Adviser as a subsidiary of Macquarie to provide the services specified under the proposed post-Closing Investment Advisory Agreement. The Directors considered Macquarie’s financial condition, as discussed at the previous meeting, and noted that the Adviser, as a subsidiary of Macquarie, believes that it will be able to provide a high level of service to the Fund and continuously invest and re-invest in its business. Finally, the Directors considered that, following the Transaction, the Adviser believes there will not be any diminution in the nature, quality and extent of services provided to the Fund and its unitholders by the Adviser compared to those expected to be provided pre-Closing.

The Directors also considered that the same portfolio managers and portfolio management teams that will manage the Fund pre-Closing will continue to do so after the Transaction, except that the portfolio managers that are currently Central Park Group employees will become employees of a subsidiary of Macquarie.

The Directors also considered that the terms and conditions of the Advisory Agreements are identical in all material respects.

After review of these and other considerations, the Directors concluded that, post-Closing, the Adviser will continue to be capable of providing investment advisory services of the same high quality as the investment advisory services that are expected to be provided to the Fund by the Adviser, and that these services are appropriate in nature, quality and extent in light of the Fund’s operations and investor needs.

Accordingly, the Directors concluded that the quality and scope of services to be offered by Central Park Advisers to the Fund was appropriate and supported approval of the Advisory Agreements.

(ii)

Investment Performance of the Fund and the Adviser: Because the Fund is newly formed, the Directors did not consider the investment performance of the Fund. The Board considered the Adviser’s representations as to the caliber of the investment funds (including their advisers) on the Morgan Stanley Platform.

(iii)

Cost of services to be provided and profits to be realized by the Adviser from the relationship of the Fund: The Directors considered the fact that because the Fund had not commenced operations and the eventual amount of the Fund’s commitments and assets was uncertain, management was not able to provide the Board with specific information concerning the cost of services to be provided to the Fund and the expected profits to be realized by the Adviser.

With respect to the post-Closing Advisory Agreement, the Directors noted the difficulty of accurately projecting profitability under the current circumstances and noted that it would have the opportunity to give further consideration to the Adviser and Macquarie’s profitability with respect to the Fund at the end of the initial two-year term of the post-Closing Advisory Agreeement.

The Board determined to revisit this issue no later than when it next reviewed the Fund’s then-effective Advisory Agreement in connection with consideration of the renewal of the Advisory Agreement for the annual period following the initial term.

CPG Vintage Access Fund V, LLC

Other Information (Unaudited)
September 30, 2022

(iv)

The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Directors discussed that, as the Fund has not commenced investment operations and does not have any commitments or assets, economies of scale were not a significant factor for the Fund. The Directors also noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that the Fund will not be continuously offered.

With respect to the post-Closing Advisory Agreement, the Directors considered potential or anticipated economies of scale in relation to the services the Adviser would continue to provide to the Fund as a subsidiary of Macquarie. The Directors considered the Adviser’s representation at the previous meeting that the ability to share costs with a much larger parent organization post-Transaction may reasonably be expected to enable the Adviser to achieve greater economies of scale in a shorter time frame. The Directors also considered the Adviser’s and Macquarie’s representations that they may realize economies of scale in connection with the operation of the Fund if certain operational efficiencies, cost synergies and possible future consolidation of service providers and vendors are achieved, and discussed how such potential economies of scale, if achieved, could be shared, including by reinvestment of profits back into the Adviser’s business. The Directors noted that it will have the opportunity to periodically re-examine the extent, if any, to which the Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to the Adviser, in the future.

(v)

Comparison of fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: The Directors reviewed the fees to be paid by the Fund and compared the fees to those being charged to other investment companies that have objectives and strategies similar to those of the Fund, as well as to the fees the Adviser charged to manage other funds of private equity funds. In addition, the Directors considered the expense limitation agreement. The Directors determined that the fees to be paid under the Fund’s Advisory Agreements do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the fees were appropriate under the circumstances and in light of the factors and the totality of the services provided.

With respect to the post-Closing Advisory Agreement, the Board considered that the proposed post-Closing Advisory Agreement does not change the Fund’s contractual advisory fee rate. The Board also considered that the Adviser and Macquarie had represented to the Board at the previous meeting that they will use commercially reasonable efforts to ensure that they and their respective affiliates do not take any action that imposes an “unfair burden” on the Fund as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the Transaction, for so long as the requirements -of Section l 5(f) of the 1940 Act apply. The Board concluded that the continued retention of the Adviser post-Closing was unlikely to impose an unfair burden on the Fund because, after the Transaction, none of the Adviser, Macquarie, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly (1) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Fund ( other than ordinary fees for bona fide principal underwriting services), or (2) from the Fund or its unitholders for other than bona fide investment advisory or other services.

The Directors concluded that approval of the Advisory Agreements was in the best interests of the Fund.

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(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant's management and by the registrant's Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Vintage Access Fund V, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2022

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	December 9, 2022

*	Print the name and title of each signing officer under his or her signature.